Leases (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) renewal_option	Dec. 31, 2019 USD ($)
Operating Leased Assets [Line Items]
Percentage of lease obligations	86.00%
Term of contract	12 months
Renewal term increments	1 year
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:PropertyPlantAndEquipmentAndFinanceLeaseRightOfUseAssetAfterAccumulatedDepreciationAndAmortization	us-gaap:PropertyPlantAndEquipmentAndFinanceLeaseRightOfUseAssetAfterAccumulatedDepreciationAndAmortization
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other liabilities	Other liabilities
Operating lease ROU asset amortization	$ 37	$ 38
Other noncash operating lease costs	13	16
Short-term lease commitments	$ 107	$ 77
Minimum
Operating Leased Assets [Line Items]
Number of renewal options | renewal_option	1